UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-7388

Value Line Emerging Opportunities Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: March 31, 2006

Date of reporting period: September 30, 2005

Item 1.  Reports to Stockholders.

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                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                               September 30, 2005
--------------------------------------------------------------------------------

                                   Value Line
                                    Emerging
                                 Opportunities
                                   Fund, Inc.

Value Line Emerging Opportunities Fund, Inc.

                                                      To Our Value Line Emerging
--------------------------------------------------------------------------------

To Our Shareholders:

For the six months ended September 30, 2005, the Value Line Emerging Opportunities Fund earned a total return of 8.00%, versus a total return of 9.22% for the Russell 2000(1), an index of U.S. small-capitalization stocks. Within the Lipper Small-Cap Growth(2) category based on total return, the Fund ranked 268th out of 522 funds for the one-year period ending September 30, 2005; 41st out of 327 for the five-year period, and 14th out of 93 for the ten-year period.

Based on historical return, risk measures, consistency, and other criteria, discount broker E*Trade named your Fund to its most recent quarterly list of All-Star Funds, one of only two small-cap growth funds on the list. Also, discount broker Charles Schwab continues to include the Fund on its Select List of favored funds, one of only four small-cap growth funds on that list.

Our stock selection process emphasizes those issues with strong earnings momentum and strong stock price momentum, relative to other issues. Just as important, we maintain a highly disciplined sell strategy. Any holding showing weakening momentum is a candidate to be sold. Each stock must continue to prove itself to remain in the portfolio.

The great majority of the Fund's holdings boast a multi-year track record of earnings advancement and rising stock prices. This is truly a portfolio of growth stocks.

Risk control is paramount in our process. We accomplish that not only through the aforementioned sell discipline, but also through wide diversification. No single stockholding represents as much as 1% of total assets, and the portfolio is fully diversified across economic sectors. The median market-capitalization of companies in the Fund is $1.5 billion. Keep in mind that there are risks associated with investing in small-cap stocks, such as increased volatility and illiquidity.

We believe our disciplined investment process will allow your Fund to take advantage of future opportunities at a reasonable risk. Thank you for your confidence in us.


                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                Chairman and President

November 15, 2005

--------------------------------------------------------------------------------
(1) The Russell 2000 Index is representative of the smaller capitalization stocks traded in the United States. This is an unmanaged index and does not reflect charges, expenses, or taxes, and it is not possible to invest in this Index.

(2) The Lipper Small-Cap Growth Funds Index is a composite of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.


--------------------------------------------------------------------------------
2

                                    Value Line Emerging Opportunities Fund, Inc.

Opportunities Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The business expansion is likely to proceed at a somewhat slower pace of 3.0%-3.5% during the latter stages of 2005 than we had expected earlier, reflecting the major damage done to the Gulf Coast's economic underpinnings by the recent hurricanes in that region. As before, the economic up cycle should be sustained by healthy levels of construction spending and capital goods demand. Moreover, recent trends suggest that the economy will continue to grow at a stable 3.0%-3.5% in 2006.

Helping to sustain this upturn next year are likely to be solid levels of activity in the manufacturing area and the service sector. In fact, the need to rebuild portions of the hurricane-ravaged Gulf area should give the economy a modest boost. Such growth will probably be accompanied by still moderate, but somewhat higher, rates of inflation. The wild card in this equation, and one reason that we are not likely to see a higher level of business growth, is the high price of oil. Should that commodity stabilize in price over the next several months, as we assume, the sustainability of the long economic expansion, as well as the prolonged period of comparative price stability, probably would continue. Any material and sustained increase in oil prices from these recent levels would logically threaten this economic and inflation stability.

A continuing steady rate of gross domestic product growth and the accompanying stable rates of inflation that we expect would have positive ramifications for the financial markets. That's because this combination would logically allow the Federal Reserve to bring its cycle of monetary tightening to a close over the next several months--if not sooner--without undue harm to the lengthy economic and corporate earnings up cycles.


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                                                                               3

Value Line Emerging Opportunities Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 through September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs and will not help you determine the relative cost of owning different funds.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         4/1/05
                                                          value            value           thru
                                                         4/1/05           9/30/05         9/30/05
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,080.00        $ 5.74
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,019.55        $ 5.57

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half period.


--------------------------------------------------------------------------------
4

                                    Value Line Emerging Opportunities Fund, Inc.

Portfolio Highlights at September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                          Percentage of
Issue                                         Shares         Value         Net Assets
------------------------------------------   --------   --------------   --------------
Southwestern Energy Co. ..................   46,000      $ 3,376,400           0.7%
Building Materials Holding Corp. .........   28,400        2,646,596           0.5%
Frontier Oil Corp. .......................   57,400        2,545,690           0.5%
Hansen Natural Corp. .....................   48,000        2,259,840           0.4%
Ultra Petroleum Corp. ....................   38,600        2,195,568           0.4%
Peabody Energy Corp. .....................   26,000        2,193,100           0.4%
Eagle Materials, Inc. ....................   17,700        2,148,249           0.4%
Watsco, Inc. .............................   40,200        2,135,022           0.4%
Aleris International, Inc. ...............   77,500        2,127,375           0.4%
Hologic, Inc. ............................   36,800        2,125,200           0.4%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

                Cash & Other                                7.1 %
                Stocks                                     92.9 %

--------------------------------------------------------------------------------
Equity Sector Weightings -- Percentage of Total Investment Securities

                Consumer, Non-cyclical                     23.3 %
                Industrial                                 21.3 %
                Consumer, Cyclical                         18.9 %
                Financial                                  13.7 %
                Energy                                      7.4 %
                Technology                                  6.3 %
                Communications                              5.1 %
                Utilities                                   3.1 %
                Basic Materials                             0.9 %


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

 Shares                                                      Value
--------                                                 -------------
COMMON STOCKS (92.9%)
           ADVERTISING (0.7%)
48,000     aQuantive, Inc.* ..........................   $  966,240
32,850     Harte-Hanks, Inc. .........................      868,225
25,500     R.H. Donnelley Corp.* .....................    1,613,130
                                                         ----------
                                                          3,447,595
           AEROSPACE/DEFENSE (2.8%)
18,700     Armor Holdings, Inc.* .....................      804,287
55,300     Aviall, Inc.* .............................    1,868,034
35,500     DRS Technologies, Inc. ....................    1,752,280
40,000     EDO Corp. .................................    1,201,200
21,862     Engineered Support Systems, Inc.                 897,216
43,600     Esterline Technologies Corp.* .............    1,652,004
57,150     Innovative Solutions &
           Support, Inc.* ............................      887,539
41,725     Moog, Inc. Class "A"* .....................    1,231,722
24,800     Precision Castparts Corp. .................    1,316,880
50,200     Teledyne Technologies, Inc.* ..............    1,730,394
14,700     United Industrial Corp. ...................      525,525
                                                         ----------
                                                         13,867,081
           AIR TRANSPORT (0.3%)
18,200     UTI Worldwide, Inc. .......................    1,414,140

           APPAREL (1.6%)
28,300     Carter's, Inc.* ...........................    1,607,440
30,000     Guess?, Inc.* .............................      642,900
43,000     Jos. A. Bank Clothiers, Inc.* .............    1,858,460
38,300     Oxford Industries, Inc. ...................    1,728,096
55,000     Phillips-Van Heusen Corp. .................    1,706,100
12,000     Warnaco Group, Inc. (The)* ................      262,920
                                                         ----------
                                                          7,805,916
           AUTO & TRUCK (0.3%)
30,000     Oshkosh Truck Corp. .......................    1,294,800

           AUTO PARTS (0.3%)
23,500     BorgWarner, Inc. ..........................    1,326,810

           BANK (3.4%)
 9,300     Alabama National
           BanCorporation ............................      594,642
28,400     BancorpSouth, Inc. ........................      648,940
20,500     Bank of Hawaii Corp. ......................    1,009,010
13,000     Cathay General Bancorp ....................      460,980
18,000     City National Corp. .......................    1,261,620
 4,000     Colonial BancGroup, Inc. (The) ............       89,600
17,300     Cullen/Frost Bankers, Inc. ................      853,582
 9,500     First Community Bancorp ...................      454,385
47,577     Fulton Financial Corp. ....................      796,915
54,800     Hanmi Financial Corp. .....................      983,660
 8,200     MAF Bancorp, Inc. .........................      336,200
15,350     MB Financial, Inc.* .......................      598,343
14,100     NBT Bancorp, Inc. .........................      332,619
 5,000     Pacific Capital Bancorp ...................      166,450
41,800     PrivateBancorp, Inc. ......................    1,432,904
53,492     Republic Bancorp, Inc. ....................      756,377
12,300     S&T Bancorp, Inc. .........................      464,940
42,500     SVB Financial Group* ......................    2,067,200
15,800     TrustCo Bank Corp NY ......................      197,974
16,400     UCBH Holdings, Inc. .......................      300,448
39,200     Umpqua Holdings Corp. .....................      953,344
20,649     Valley National Bancorp ...................      472,869
 9,000     Washington Trust Bancorp, Inc. ............      244,710
14,400     Westamerica Bancorporation ................      743,760
17,400     Whitney Holding Corp. .....................      470,496
10,700     Wilshire Bancorp, Inc. ....................      163,710
                                                         ----------
                                                         16,855,678
           BANK -- MIDWEST (0.9%)
13,500     Associated Banc-Corp ......................      411,480
20,800     Bank of the Ozarks, Inc. ..................      714,064
 8,553     BOK Financial Corp. .......................      411,998
12,375     Commerce Bancshares, Inc. .................      637,065
 7,916     First Financial Bankshares, Inc. ..........      275,714
28,950     First Midwest Bancorp, Inc. ...............    1,078,098
15,218     Glacier Bancorp, Inc. .....................      469,780
11,000     Hancock Holding Co. .......................      375,540
 6,250     IBERIABANK Corp. ..........................      332,187
                                                         ----------
                                                          4,705,926


See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                    Value Line Emerging Opportunities Fund, Inc.

                                                              September 30, 2005
--------------------------------------------------------------------------------

    Shares                                                         Value
--------------                                                --------------
                 BEVERAGE --
                 ALCOHOLIC (0.4%)
    46,350       Central European Distribution
                 Corp.* ...................................   $ 1,974,046

                 BEVERAGE --
                 SOFT DRINK (0.4%)
    48,000       Hansen Natural Corp.* ....................     2,259,840

                 BIOTECHNOLOGY (0.8%)
    34,800       Techne Corp.* ............................     1,982,904
    30,100       United Therapeutics Corp.* ...............     2,100,980
                                                              -----------
                                                                4,083,884
                 BUILDING MATERIALS (2.4%)
    77,500       Aleris International, Inc.* ..............     2,127,375
    13,800       Drew Industries, Inc.* ...................       356,178
    31,600       Genlyte Group, Inc. (The) * ..............     1,519,328
     8,100       Jacobs Engineering Group, Inc.* ..........       545,940
    33,300       NCI Building Systems, Inc.* ..............     1,358,307
    45,500       Simpson Manufacturing
                 Company, Inc. ............................     1,780,870
    38,200       Washington Group
                 International, Inc.* .....................     2,058,598
    40,200       Watsco, Inc. .............................     2,135,022
                                                              -----------
                                                               11,881,618
                 CANADIAN ENERGY (0.2%)
    17,500       Suncor Energy, Inc. ......................     1,059,275

                 CEMENT &
                 AGGREGATES (0.8%)
    17,700       Eagle Materials, Inc. ....................     2,148,249
    27,300       Florida Rock Industries, Inc. ............     1,749,657
                                                              -----------
                                                                3,897,906
                 CHEMICAL --
                 DIVERSIFIED (0.7%)
    22,800       Albemarle Corp. ..........................       859,560
    36,200       Brady Corp. Class "A" ....................     1,120,028
    79,000       Hexcel Corp.* ............................     1,444,910
                                                              -----------
                                                                3,424,498
                 CHEMICAL --
                 SPECIALITY (0.6%)
    40,700       Airgas, Inc. .............................   $ 1,205,941
    31,000       Braskem S.A. (ADR) .......................       642,320
    12,350       Ceradyne, Inc.* ..........................       452,998
    12,400       Ecolab, Inc. .............................       395,932
     8,000       Praxair, Inc. ............................       383,440
                                                              -----------
                                                                3,080,631
                 COAL (0.8%)
    38,600       Joy Global, Inc. .........................     1,947,756
    26,000       Peabody Energy Corp. .....................     2,193,100
                                                              -----------
                                                                4,140,856
                 COMPUTER &
                 PERIPHERALS (0.4%)
    42,400       MICROS Systems, Inc.* ....................     1,855,000

                 COMPUTER SOFTWARE &
                 SERVICES (4.1%)
    44,100       ANSYS, Inc.* .............................     1,697,409
    34,800       Anteon International Corp.* ..............     1,488,048
     6,600       CACI International, Inc.
                 Class "A"* ...............................       399,960
    27,600       Cognizant Technology Solutions
                 Corp. Class "A"* .........................     1,285,884
    40,700       Equinix, Inc.* ...........................     1,695,155
    63,200       Euronet Worldwide, Inc.* .................     1,870,088
    28,200       Hyperion Solutions Corp.* ................     1,371,930
    41,900       Intergraph Corp.* ........................     1,873,349
    60,400       Progress Software Corp.* .................     1,918,908
    26,300       Quality Systems, Inc.* ...................     1,817,067
    41,000       SRA International, Inc.
                 Class "A"* ...............................     1,454,680
    35,550       SS&C Technologies, Inc. ..................     1,302,552
    54,000       Trident Microsystems, Inc.* ..............     1,717,740
     3,000       VASCO Data Security
                 International, Inc.* .....................        27,210
    11,200       Verint Systems, Inc.* ....................       458,528
                                                              -----------
                                                               20,378,508


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

    Shares                                                         Value
--------------                                                --------------
                 DIVERSIFIED
                 COMPANIES (2.0%)
    34,800       AMETEK, Inc. .............................   $ 1,495,356
    28,000       Brink's Co. (The) ........................     1,149,680
    47,200       Chemed Corp. .............................     2,045,648
    22,900       EnPro Industries, Inc.* ..................       771,501
    33,800       ESCO Technologies, Inc.* .................     1,692,366
    30,500       Griffon Corp.* ...........................       750,300
    27,300       Matthews International Corp.
                 Class "A" ................................     1,031,667
    16,400       Pentair, Inc. ............................       598,600
    22,700       Taubman Centers, Inc. ....................       719,590
                                                              -----------
                                                               10,254,708
                 DRUG (1.4%)
     5,000       Celgene Corp.* ...........................       271,600
    22,200       Covance, Inc.* ...........................     1,065,378
    82,000       Encysive Pharmaceuticals, Inc.* ..........       965,960
    45,925       Immucor, Inc.* ...........................     1,260,182
    16,000       Kos Pharmaceuticals, Inc.* ...............     1,070,880
    13,000       Pharmaceutical Product
                 Development, Inc. ........................       747,630
    34,400       USANA Health Sciences, Inc.* .............     1,640,880
                                                              -----------
                                                                7,022,510
                 E-COMMERCE (0.2%)
    20,000       Websense, Inc.* ..........................     1,024,200

                 EDUCATIONAL
                 SERVICES (0.4%)
    38,800       Bright Horizons Family
                 Solutions, Inc.* .........................     1,489,920
     9,200       Education Management Corp.* ..............       296,608
                                                              -----------
                                                                1,786,528
                 ELECTRICAL
                 EQUIPMENT (1.4%)
     6,000       American Science and
                 Engineering, Inc.* .......................   $   393,540
    30,800       FLIR Systems, Inc.* ......................       911,064
    10,400       Harman International
                 Industries, Inc. .........................     1,063,608
    17,600       Spectrum Brands, Inc.* ...................       414,480
    47,000       Thomas & Betts Corp.* ....................     1,617,270
    34,300       Trimble Navigation Ltd.* .................     1,155,567
    39,900       WESCO International, Inc.* ...............     1,351,413
                                                              -----------
                                                                6,906,942
                 ELECTRICAL UTILITY --
                 CENTRAL (0.3%)
    25,000       WPS Resources Corp. ......................     1,445,000

                 ELECTRICAL UTILITY --
                 WEST (0.4%)
    47,000       Black Hills Corp. ........................     2,038,390

                 ELECTRONICS (0.9%)
    16,000       Amphenol Corp. Class "A" .................       645,440
    32,400       Diodes, Inc.* ............................     1,174,824
    70,000       Genesis Microchip, Inc.* .................     1,536,500
    25,000       Intermagnetics General Corp.* ............       698,500
    30,000       Paxar Corp.* .............................       505,500
                                                              -----------
                                                                4,560,764
                 ENTERTAINMENT (0.4%)
    18,000       Central European Media
                 Enterprises Ltd. Class "A"* ..............       950,580
    30,400       RC2 Corp.* ...............................     1,026,304
                                                              -----------
                                                                1,976,884
                 ENTERTAINMENT
                 TECHNOLOGY (0.3%)
    53,600       Scientific Games Corp.
                 Class "A"* ...............................     1,661,600
                 ENVIRONMENTAL (0.5%)
    15,000       Republic Services, Inc. ..................       529,350
    11,200       Stericycle, Inc.* ........................       640,080
    45,000       Waste Connections, Inc.* .................     1,578,600
                                                              -----------
                                                                2,748,030


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                    Value Line Emerging Opportunities Fund, Inc.

                                                              September 30, 2005
--------------------------------------------------------------------------------

    Shares                                                           Value
--------------                                                  --------------
                 FINANCIAL SERVICES --
                 DIVERSIFIED (2.1%)
 23,400          Affiliated Managers Group, Inc.* ...........   $ 1,694,628
 16,900          Commerce Group, Inc. (The) .................       980,538
 46,000          CompuCredit Corp.* .........................     2,043,320
 28,900          Financial Federal Corp. ....................     1,150,220
 22,000          Global Payments, Inc. ......................     1,709,840
 12,600          IndyMac Bancorp, Inc. ......................       498,708
 41,700          ProAssurance Corp.* ........................     1,946,139
 14,400          Wintrust Financial Corp. ...................       723,744
                                                                -----------
                                                                 10,747,137
                 FOOD PROCESSING (1.1%)
  6,000          Bunge Ltd. .................................       315,720
 11,850          Dean Foods Co.* ............................       460,491
 70,800          Flowers Foods, Inc. ........................     1,931,424
 37,700          Herbalife Ltd.* ............................     1,136,278
 53,700          United Natural Foods, Inc.* ................     1,898,832
                                                                -----------
                                                                  5,742,745
                 FURNITURE/HOME
                 FURNISHINGS (0.1%)
 11,700          HNI Corp. ..................................       704,574

                 GROCERY (0.2%)
 39,700          Ruddick Corp. ..............................       915,085

                 HEALTHCARE INFORMATION
                 SYSTEMS (0.4%)
101,000          Allscripts Healthcare
                 Solutions, Inc.* ...........................     1,820,020
                 HOME APPLIANCE (0.2%)
 31,400          Toro Co. (The) .............................     1,154,264

                 HOTEL/GAMING (2.0%)
 49,000          Ameristar Casinos, Inc. ....................     1,021,160
 27,000          Boyd Gaming Corp. ..........................     1,164,240
 23,500          Choice Hotels International, Inc. ..........     1,519,040
 38,300          Gaylord Entertainment Co.* .................     1,824,995
 16,900          Kerzner International Ltd.* ................       938,795
 43,000          Penn National Gaming, Inc.* ................     1,337,730
 17,800          Station Casinos, Inc. ......................     1,181,208
 42,800          WMS Industries, Inc.* ......................     1,203,964
                                                                -----------
                                                                 10,191,132
                 HOUSEHOLD
                 PRODUCTS (0.8%)
 44,400          Church & Dwight Company, Inc. ..............   $ 1,640,136
  9,600          Energizer Holdings, Inc.* ..................       544,320
 18,800          Scotts Miracle-Gro Co. (The)
                 Class "A" ..................................     1,653,084
                                                                -----------
                                                                  3,837,540
                 HUMAN RESOURCES (0.8%)
 87,200          Korn/Ferry International* ..................     1,429,208
 21,000          Labor Ready, Inc.* .........................       538,650
 66,600          Resources Connection, Inc.* ................     1,973,358
                                                                -----------
                                                                  3,941,216
                 INDUSTRIAL SERVICES (1.5%)
 75,100          Aaron Rents, Inc. ..........................     1,588,365
  9,800          C.H. Robinson Worldwide, Inc.* .............       628,376
 26,100          CRA International, Inc.* ...................     1,088,109
 14,700          Expeditors International of
                 Washington, Inc. ...........................       834,666
 60,100          Rollins, Inc. ..............................     1,173,152
 49,800          URS Corp.* .................................     2,011,422
                                                                -----------
                                                                  7,324,090
                 INFORMATION
                 SERVICES (0.6%)
 18,000          Alliance Data Systems Corp.* ...............       704,700
  8,300          Arbitron, Inc. .............................       330,672
 15,000          Corporate Executive Board
                 Co. (The) ..................................     1,169,700
 25,050          FactSet Research Systems, Inc. .............       882,762
                                                                -----------
                                                                  3,087,834
                 INSURANCE -- LIFE (0.4%)
 37,200          Delphi Financial Group, Inc.
                 Class "A" ..................................     1,740,960
  3,000          Stancorp Financial Group, Inc. .............       252,600
                                                                -----------
                                                                  1,993,560


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

    Shares                                                          Value
--------------                                                  -------------
                 INSURANCE PROPERTY/
                 CASUALTY (2.5%)
    18,700       Arch Capital Group Ltd.* ...................   $  927,333
    22,050       Berkley Corp. (W. R.) ......................      870,534
    29,000       Endurance Specialty
                 Holdings Ltd. ..............................      989,190
     4,300       Everest Re Group, Ltd. .....................      420,970
    18,661       Fidelity National Financial, Inc. ..........      830,788
    28,350       HCC Insurance Holdings, Inc. ...............      808,825
    14,700       Mercury General Corp. ......................      881,853
     7,200       Midland Co. (The) ..........................      259,416
    15,400       Odyssey Re Holdings Corp. ..................      393,316
    17,700       Philadelphia Consolidated
                 Holding Corp.* .............................    1,502,730
    26,600       RLI Corp. ..................................    1,230,516
    35,200       Selective Insurance Group, Inc. ............    1,721,280
     3,900       State Auto Financial Corp. .................      123,396
    25,400       Zenith National Insurance Corp. ............    1,592,326
                                                                ----------
                                                                12,552,473
                 INTERNET (0.2%)
    36,000       Nutri/Systems, Inc.* .......................      900,720
    13,000       ValueClick, Inc.* ..........................      222,170
                                                                ----------
                                                                 1,122,890
                 MACHINERY (3.5%)
    29,000       Actuant Corp. Class "A" ....................    1,357,200
    49,500       Applied Industrial
                 Technologies, Inc. .........................    1,776,060
    20,000       Curtiss-Wright Corp. .......................    1,234,200
    10,000       Donaldson Company, Inc. ....................      305,300
    47,000       Gardner Denver, Inc.* ......................    2,096,200
    24,850       Graco, Inc. ................................      851,858
    39,600       IDEX Corp. .................................    1,684,980
    57,100       JLG Industries, Inc. .......................    2,089,289
    72,000       Lennox International, Inc. .................    1,973,520
    13,500       Middleby Corp. (The)* ......................      978,750
    27,900       MSC Industrial Direct Co. ..................      925,443
    27,200       Roper Industries, Inc. .....................    1,068,688
    39,500       Watts Water Technologies, Inc.
                 Class "A" ..................................    1,139,575
                                                                ----------
                                                                17,481,063
                 MANUFACTURED HOUSING/
                 RECREATIONAL
                 VEHICLE (0.3%)
    20,400       Thor Industries, Inc. ......................   $  693,600
    29,400       Winnebago Industries, Inc. .................      851,718
                                                                ----------
                                                                 1,545,318
                 MARITIME (0.7%)
    41,500       Kirby Corp.* ...............................    2,051,345
    71,000       OMI Corp. ..................................    1,268,770
                                                                ----------
                                                                 3,320,115
                 MEDICAL SERVICES (5.7%)
    44,500       Amedisys, Inc.* ............................    1,735,500
    44,100       American Healthways, Inc.* .................    1,869,840
    70,200       American Medical Systems
                 Holdings, Inc.* ............................    1,414,530
    41,200       Centene Corp.* .............................    1,031,236
    10,800       Coventry Health Care, Inc.* ................      929,016
    19,050       DaVita, Inc.* ..............................      877,633
    30,200       Genesis HealthCare Corp.* ..................    1,217,664
    10,300       Gentiva Health Services, Inc.* .............      186,636
    16,000       Kindred Healthcare, Inc.* ..................      476,800
    29,700       LabOne, Inc.* ..............................    1,291,950
    50,800       Matria Healthcare, Inc.* ...................    1,917,700
    37,800       Psychiatric Solutions, Inc.* ...............    2,049,894
    31,100       Renal Care Group, Inc.* ....................    1,471,652
    35,400       SFBC International, Inc.* ..................    1,571,406
    20,600       Sierra Health Services, Inc.* ..............    1,418,722
    31,000       Sunrise Senior Living, Inc.* ...............    2,068,940
    50,900       United Surgical Partners
                 International, Inc.* .......................    1,990,699
    70,400       VCA Antech, Inc.* ..........................    1,796,608
    63,700       Ventiv Health, Inc.* .......................    1,669,577
    13,400       WellChoice, Inc.* ..........................    1,017,060
     7,894       WellPoint Health Networks, Inc.* ...........      598,523
                                                                ----------
                                                                28,601,586


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                    Value Line Emerging Opportunities Fund, Inc.

                                                              September 30, 2005
--------------------------------------------------------------------------------

    Shares                                                         Value
--------------                                                 -------------
                 MEDICAL SUPPLIES (6.5%)
    25,600       Advanced Medical Optics, Inc.* ............   $   971,520
    35,000       Advanced Neuromodulation
                 Systems, Inc.* ............................     1,661,100
    49,700       ArthroCare Corp.* .........................     1,998,934
    12,600       Bard (C.R.), Inc. .........................       831,978
    10,368       Charles River Laboratories
                 International, Inc.* ......................       452,252
    33,000       Dade Behring Holdings, Inc. ...............     1,209,780
     5,500       DENTSPLY International, Inc. ..............       297,110
     4,700       Edwards Lifesciences Corp.* ...............       208,727
    12,300       Fisher Scientific
                 International, Inc.* ......................       763,215
    44,200       Haemonetics Corp.* ........................     2,100,826
    36,800       Hologic, Inc.* ............................     2,125,200
    23,400       IDEXX Laboratories, Inc.* .................     1,564,992
    27,400       Intuitive Surgical, Inc.* .................     2,008,146
    46,000       Kyphon, Inc.* .............................     2,021,240
    41,600       LCA-Vision, Inc. ..........................     1,544,192
    35,500       Mentor Corp. ..............................     1,952,855
    45,000       Owens & Minor, Inc. .......................     1,320,750
    49,600       Palomar Medical
                 Technologies, Inc.* .......................     1,301,008
    25,600       PolyMedica Corp. ..........................       894,464
    24,700       ResMed, Inc.* .............................     1,967,355
    39,800       Respironics, Inc.* ........................     1,678,764
    49,800       Sybron Dental Specialties, Inc.* ..........     2,070,684
    10,000       Syneron Medical Ltd.* .....................       365,400
    39,400       Ventana Medical Systems, Inc.* ............     1,499,958
                                                               -----------
                                                                32,810,450
                 METAL FABRICATING (0.5%)
    56,000       Chicago Bridge & Iron Co.
                 N.V. (ADR) ................................     1,741,040
    11,000       Harsco Corp. ..............................       721,270
                                                               -----------
                                                                 2,462,310
                 METALS & MINING
                 DIVERSIFIED (0.2%)
    31,000       Allegheny Technologies, Inc. ..............       960,380

                 NATURAL GAS --
                 DISTRIBUTION (1.4%)
    37,200       AGL Resources, Inc. .......................   $ 1,380,492
    42,000       Northwest Natural Gas Co. .................     1,563,240
    39,800       South Jersey Industries, Inc. .............     1,159,772
    51,450       Southern Union Co.* .......................     1,325,867
    60,700       UGI Corp. .................................     1,708,705
                                                               -----------
                                                                 7,138,076
                 NATURAL GAS --
                 DIVERSIFIED (2.0%)
    60,200       DJ Orthopedics, Inc.* .....................     1,742,188
    42,000       Energen Corp. .............................     1,816,920
    27,400       Equitable Resources, Inc. .................     1,070,244
    10,900       Penn Virginia Corp. .......................       629,039
    46,000       Southwestern Energy Co.* ..................     3,376,400
    27,776       XTO Energy, Inc. ..........................     1,258,808
                                                               -----------
                                                                 9,893,599
                 NEWSPAPER (0.2%)
    14,700       Lee Enterprises, Inc. .....................       624,456
     2,400       McClatchy Co. Class "A" ...................       156,552
                                                               -----------
                                                                   781,008
                 OFFICE EQUIPMENT &
                 SUPPLIES (0.2%)
    37,000       Forward industries, Inc.* .................       868,390
    18,000       Staples, Inc. .............................       383,760
                                                               -----------
                                                                 1,252,150
                 OILFIELD SERVICES/
                 EQUIPMENT (1.3%)
    22,200       Cal Dive International, Inc.* .............     1,407,702
    12,900       CARBO Ceramics, Inc. ......................       851,271
    23,400       FMC Technologies, Inc.* ...................       985,374
    19,200       Hydril, Co.* ..............................     1,317,888
    54,700       Oil States International, Inc.* ...........     1,986,157
     11000       Superior Energy Services, Inc.* ...........       253,990
                                                               -----------
                                                                 6,802,382


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

    Shares                                                         Value
--------------                                                --------------
                 PACKAGING & CONTAINER (1.3%)
    25,800       AptarGroup, Inc. .........................   $ 1,285,098
    10,600       Ball Corp. ...............................       389,444
    61,400       CLARCOR, Inc. ............................     1,763,408
    49,300       Jarden Corp.* ............................     2,024,751
    35,800       Silgan Holdings, Inc. ....................     1,190,708
                                                              -----------
                                                                6,653,409
                 PETROLEUM -- INTEGRATED (1.8%)
    46,000       Chesapeake Energy Corp. ..................     1,759,500
    37,200       Denbury Resources, Inc.* .................     1,876,368
    57,400       Frontier Oil Corp. .......................     2,545,690
    14,300       Giant Industries, Inc.* ..................       837,122
    10,000       Holly Corp. ..............................       639,800
    14,000       Murphy Oil Corp. .........................       698,180
     8,200       Valero Energy Corp. ......................       927,048
                                                              -----------
                                                                9,283,708
                 PETROLEUM --
                 PRODUCING (1.6%)
    34,600       Cimarex Energy Co.* ......................     1,568,418
    36,000       Comstock Resources, Inc.* ................     1,181,160
     9,000       Encore Acquisition Co.* ..................       349,650
    53,800       Range Resources Corp. ....................     2,077,218
    17,000       St. Mary Land & Exploration Co. ..........       622,200
    38,600       Ultra Petroleum Corp.* ...................     2,195,568
                                                              -----------
                                                                7,994,214
                 PHARMACY (0.7%)
    12,577       Caremark Rx, Inc.* .......................       627,970
    66,400       HealthExtras, Inc.* ......................     1,419,632
    39,800       Longs Drug Stores Corp. ..................     1,707,022
                                                              -----------
                                                                3,754,624
                 POWER INDUSTRY (0.1%)
    19,000       Headwaters, Inc.* ........................       710,600

                 PRECISION INSTRUMENT (0.3%)
    38,100       MTS Systems Corp. ........................     1,439,037

                 PUBLISHING (0.8%)
    40,700       Banta Corp. ..............................     2,071,223
    41,900       John Wiley & Sons, Inc.
                 Class "A" ................................     1,748,906
                                                              -----------
                                                                3,820,129
                 R.E.I.T. (1.5%)
    38,200       American Home Mortgage
                 Investment Corp. .........................   $ 1,157,460
    15,000       CBL & Associates
                 Properties, Inc. .........................       614,850
    85,000       Checkpoint Systems, Inc.* ................     2,016,200
     3,400       Developers Diversified
                 Realty Corp. .............................       158,780
     5,000       iStar Financial, Inc. ....................       202,150
    30,700       LaSalle Hotel Properties .................     1,057,615
    11,600       Pan Pacific Retail Properties, Inc. ......       764,440
    11,000       Pennsylvania Real Estate
                 Investment Trust .........................       463,980
    12,500       ProLogis .................................       553,875
     8,000       Weingarten Realty Investors ..............       302,800
                                                              -----------
                                                                7,292,150
                 RAILROAD (0.8%)
    10,000       Florida East Coast
                 Industries, Inc. .........................       452,900
    50,200       Genesee & Wyoming, Inc.
                 Class "A"* ...............................     1,591,340
    87,000       Kansas City Southern* ....................     2,027,970
                                                              -----------
                                                                4,072,210
                 RECREATION (0.6%)
    51,850       SCP Pool Corp. ...........................     1,811,121
    41,700       Shuffle Master, Inc.* ....................     1,102,131
                                                              -----------
                                                                2,913,252
                 RESTAURANT (2.0%)
    25,325       Applebee's International, Inc. ...........       523,974
    28,400       Cheesecake Factory, Inc. (The)* ..........       887,216
    86,000       CKE Restaurants, Inc. ....................     1,133,480
    20,200       IHOP Corp. ...............................       822,948
    39,400       Jack in the Box, Inc.* ...................     1,178,454
    23,800       P.F. Chang's China Bistro, Inc.* .........     1,066,954
    25,000       Panera Bread Co. Class "A"* ..............     1,279,500
    36,100       RARE Hospitality
                 International, Inc.* .....................       927,770
    25,500       Red Robin Gourmet
                 Burgers, Inc.* ...........................     1,168,920
    43,125       Sonic Corp.* .............................     1,179,469
                                                              -----------
                                                               10,168,685


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                    Value Line Emerging Opportunities Fund, Inc.

                                                              September 30, 2005
--------------------------------------------------------------------------------

    Shares                                                     Value
--------------                                             -------------
                 RETAIL AUTOMOTIVE (0.3%)
     7,500       Advance Auto Parts, Inc.* .............   $  290,100
     4,000       Copart, Inc.* .........................       95,480
    45,400       O'Reilly Automotive, Inc.* ............    1,279,372
                                                           ----------
                                                            1,664,952
                 RETAIL BUILDING SUPPLY (0.9%)
    28,400       Building Materials Holding Corp. ......    2,646,596
     4,700       Fastenal Co. ..........................      287,123
    32,200       Tractor Supply Co.* ...................    1,469,930
                                                           ----------
                                                            4,403,649
                 RETAIL -- SPECIAL LINES (5.0%)
    28,500       Aeropostale, Inc.* ....................      605,625
    16,000       Barnes & Noble, Inc. ..................      603,200
    59,250       bebe stores, Inc. .....................    1,036,875
    39,300       Burlington Coat Factory
                 Warehouse Corp. .......................    1,494,972
    61,200       Cato Corp. (The) Class "A" ............    1,219,716
    31,400       Central Garden & Pet Co.* .............    1,420,850
    33,400       Chico's FAS, Inc.* ....................    1,229,120
    30,400       Claire's Stores, Inc. .................      733,552
    36,000       Coach, Inc.* ..........................    1,128,960
    62,000       Coldwater Creek, Inc.* ................    1,563,640
    43,400       Dick's Sporting Goods, Inc.* ..........    1,306,774
    26,000       Dress Barn, Inc. (The)* ...............      591,760
    45,700       Finish Line, Inc. (The)
                 Class "A" .............................      666,763
    51,000       GameStop Corp. Class "A"* .............    1,604,970
    17,800       Guitar Center, Inc.* ..................      982,738
    69,563       Hibbett Sporting Goods, Inc.* .........    1,547,766
     5,000       MarineMax, Inc.* ......................      127,450
    47,700       Men's Wearhouse, Inc. (The)* ..........    1,273,590
    16,000       Michaels Stores, Inc. .................      528,960
    10,000       Nautilus, Inc. ........................      220,700
    35,300       Pantry, Inc. (The)* ...................    1,319,161
    70,000       Quiksilver, Inc.* .....................    1,011,500
    53,600       Urban Outfitters, Inc.* ...............    1,575,840
    45,200       Zale Corp.* ...........................    1,228,536
                                                           ----------
                                                           25,023,018
                 SECURITIES BROKERAGE (0.5%)
     5,000       Bear Stearns Companies,
                 Inc. (The) ............................   $  548,750
    68,400       Investment Technology
                 Group, Inc.* ..........................    2,024,640
                                                           ----------
                                                            2,573,390
                 SEMICONDUCTOR (0.1%)
    12,300       Tessera Technologies, Inc.* ...........      367,893

                 SHOE (1.0%)
    40,300       Genesco, Inc.* ........................    1,500,772
    53,300       K-Swiss, Inc. .........................    1,576,081
    24,400       Timberland Co. (The) Class "A"* .......      824,232
    59,750       Wolverine World Wide, Inc. ............    1,257,738
                                                           ----------
                                                            5,158,823
                 STEEL -- GENERAL (0.2%)
    17,300       Quanex Corp. ..........................    1,145,606

                 TELECOMMUNCIATION SERVICES (1.0%)
    60,417       American Tower Corp.
                 Class "A"* ............................    1,507,404
    19,400       NII Holdings, Inc.* ...................    1,638,330
    89,400       Witness System, Inc.* .................    1,867,566
                                                           ----------
                                                            5,013,300
                 TELECOMMUNICATIONS
                 EQUIPMENT (0.5%)
    50,050       ComTech Telecommunications* ...........    2,075,574
    34,000       Ixia* .................................      500,140
                                                           ----------
                                                            2,575,714
                 THRIFT (2.3%)
    21,300       Anchor BanCorp Wisconsin, Inc. ........      627,924
    42,000       Anixter International, Inc.* ..........    1,693,860
    48,700       BankAtlantic Bancorp, Inc.
                 Class "A" .............................      827,413
    56,600       Brookline Bancorp, Inc. ...............      895,412
     9,100       Fidelity Bankshares, Inc. .............      278,005
    42,500       First Republic Bank ...................    1,497,275
    23,600       FirstFed Financial Corp.* .............    1,269,916
    16,500       Harbor Florida Bancshares, Inc. .......      598,455
    47,448       Hudson City Bancorp, Inc. .............      564,631
    26,300       PFF Bancorp, Inc. .....................      795,838
    25,716       Sterling Financial Corp. ..............      579,896


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                                   Value
----------                                            ---------------
 37,870      Washington Federal, Inc. .............   $    854,347
 11,900      Westcorp .............................        700,910
  9,900      WSFS Financial Corp. .................        583,011
                                                      ------------
                                                        11,766,893
             TOILETRIES/
             COSMETICS (0.3%)
 31,700      Chattem, Inc.* .......................      1,125,350
  2,600      Downey Financial Corp. ...............        158,340
  6,000      Parlux Fragrances, Inc.* .............        174,840
                                                      ------------
                                                         1,458,530
             TRUCKING (1.9%)
 36,400      Dollar Thrifty Automotive
             Group, Inc.* .........................      1,225,588
 55,800      Forward Air Corp. ....................      2,055,672
 46,000      Heartland Express, Inc. ..............        935,640
 36,000      Hub Group, Inc.* .....................      1,321,560
 46,000      Hunt (J.B.) Transport
             Services, Inc. .......................        874,460
 39,650      Knight Transportation, Inc. ..........        965,874
 29,400      Landstar System, Inc. ................      1,176,882
 55,750      Werner Enterprises, Inc. .............        963,918
  5,000      Yellow Roadway Corp.* ................        207,100
                                                      ------------
                                                         9,726,694
             WATER UTILITY (0.4%)
 51,200      Aqua America, Inc. ...................      1,946,624

             WIRELESS
             NETWORKING (1.5%)
109,000      Alamosa Holdings, Inc.* ..............      1,864,990
 37,700      Itron, Inc.* .........................      1,721,382
214,000      UbiquiTel, Inc.* .....................      1,870,360
 57,000      UNOVA, Inc.* .........................      1,993,860
                                                      ------------
                                                         7,450,592
             TOTAL COMMON
             STOCKS AND TOTAL
             INVESTMENT
             SECURITIES (92.9%)
             (Cost $353,427,791) ..................   $466,740,257
                                                      ============

Principal
 Amount                                                               Value
---------                                                         -------------
REPURCHASE AGREEMENTS** (6.1%)
(including accrued interest)
$15,400,000                      With Morgan Stanley, 3.24%,
                                 dated 9/30/05, due 10/3/05,
                                 deliver value $15,404,158
                                 (collateralized by $13,53,000
                                 U.S. Treasury Notes 14.0%,
                                 due 11/15/11, with a value of
                                 $15,388,213) ................... $ 15,401,386
 15,300,000                      With UBS Warburg LLC, 3.25%,
                                 dated 9/30/05, due 10/3/05,
                                 deliver value $15,304,143
                                 (collateralized by $11,361,000
                                 U.S. Treasury Bonds 7.875%,
                                 due 2/15/21, with a value of
                                 $15,591,197) ...................   15,301,381
                                                                  -------------
                                 TOTAL REPURCHASE
                                 AGREEMENTS
                                 (Cost $30,702,767) .............   30,702,767
                                                                  -------------
CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES (1.0%) ....................................     4,798,934
                                                                  -------------
NET ASSETS (100.0%) ............................................. $ 502,241,958
                                                                  =============
NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
OUTSTANDING SHARE
($502,241,958 [divided by]
18,058,075 shares outstanding) .................................. $     27.81
                                                                  =============

(ADR) American Depositary Receipts.

* Non-income producing

** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                    Value Line Emerging Opportunities Fund, Inc.

Statement of Assets and Liabilities
September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost -- $353,427,791) .........................    $466,740,257
Repurchase agreements
   (Cost -- $30,702,767) ..........................      30,702,767
Cash ..............................................          26,940
Receivable for securities sold ....................       5,800,037
Receivable for capital shares sold ................       1,421,237
Dividends receivables .............................         205,064
Prepaid expenses ..................................          93,166
                                                       ------------
Total Assets ......................................     504,989,468
                                                       ------------
Liabilities:
Payable for securities purchased ..................       1,990,750
Payable for capital shares repurchased ............         309,361
Accrued expenses:
   Advisory fee payable ...........................         303,113
   Service and distribution plan fees payable .....         101,038
   Other ..........................................          43,248
                                                       ------------
     Total Liabilities ............................       2,747,510
                                                       ------------
Net Assets ........................................    $502,241,958
                                                       ============
Net Assets consist of:
Capital stock, at $.001 par value
   (authorized 300,000,000, outstanding
   18,058,075 shares) .............................    $     18,058
Additional paid-in capital ........................     382,095,524
Accumulated net investment loss ...................        (402,054)
Accumulated net realized gain
   on investments .................................       7,217,964
Net unrealized appreciation of investments ........     113,312,466
                                                       ------------
Net Assets ........................................    $502,241,958
                                                       ============
Net Asset Value, Offering and Redemption
   Price, per Outstanding Share
   ($502,241,958 [divided by] 18,058,075
   shares outstanding) ............................    $      27.81
                                                       ============

Statement of Operations
for the Six Months Ended
September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Investment Income:
Dividends (net of foreign withholding
   tax of $874) ...................................     $ 1,412,822
Interest ..........................................         647,284
                                                        -----------
   Total Income ...................................       2,060,106
                                                        -----------
Expenses:
Advisory fee ......................................       1,691,321
Service and distribution plan fee .................         563,774
Custodian fees ....................................          60,381
Transfer agent fees ...............................          41,175
Auditing and legal fees ...........................          31,110
Registration and filing fees ......................          19,743
Insurance, dues and other .........................          19,216
Accounting and bookkeeping expense ................          16,287
Printing ..........................................          15,555
Directors' fees and expenses ......................          10,065
Postage ...........................................           6,405
                                                        -----------
   Total Expenses Before Custody
     Credits ......................................       2,475,032
   Less: Custody Credits ..........................          (1,821)
                                                        -----------
   Net Expenses ...................................       2,473,211
                                                        -----------
Net Investment Loss ...............................        (413,105)
                                                        -----------
Net Realized and Unrealized Gain
   on Investments:
   Net Realized Gain ..............................       5,001,248
   Change in Net Unrealized
     Appreciation .................................      30,666,268
                                                        -----------
Net Realized Gain and Change in
   Net Unrealized Appreciation on
   Investments ....................................      35,667,516
                                                        -----------
Net Increase in Net Assets
   from Operations ................................     $35,254,411
                                                        ===========


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Statement of Changes in Net Assets for the Six Months Ended
September 30, 2005 (unaudited) and for the Year Ended March 31, 2005
--------------------------------------------------------------------------------

                                                                            Six Months
                                                                               Ended              Year
                                                                           September 30,          Ended
                                                                               2005             March 31,
                                                                            (unaudited)           2005
                                                                         ----------------   ----------------
Operations:
 Net investment loss .................................................    $    (413,105)     $    (879,265)
 Net realized gain on investments ....................................        5,001,248          5,390,518
 Change in net unrealized appreciation ...............................       30,666,268         22,036,926
                                                                          -------------      -------------
 Net increase in net assets from operations ..........................       35,254,411         26,548,179
                                                                          -------------      -------------
Capital Share Transactions:
 Proceeds from sale of shares ........................................      105,341,428        221,448,366
 Proceeds from reinvestment of distributions to shareholders .........               --                 --
 Cost of shares repurchased ..........................................      (47,963,192)       (99,266,420)
                                                                          -------------      -------------
 Net increase from capital share transactions ........................       57,378,236        122,181,946
                                                                          -------------      -------------
Total Increase in Net Assets .........................................       92,632,647        148,730,125
Net Assets:
 Beginning of period .................................................      409,609,311        260,879,186
                                                                          -------------      -------------
 End of period .......................................................    $ 502,241,958      $ 409,609,311
                                                                          =============      =============
Net Undistributed Investment Income (Loss), at end of period .........    $    (402,054)     $      11,051
                                                                          =============      =============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
16

                                    Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements (unaudited)                     September 30, 2005
--------------------------------------------------------------------------------

1.  Significant Accounting Policies

Value Line Emerging Opportunities Fund, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in "small-cap" common stocks. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities market or the specific issuer.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividends received in excess of income are recorded as a reduction of cost of investment and/or realized gain on Real Estate Investment Trusts (REITS).

(E) Representations and Indemnifications: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements (unaudited)                     September 30, 2005
--------------------------------------------------------------------------------

under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions

Transactions in capital stock, were as follows:

                                         Six Months
                                           Ended               Year
                                        September 30,          Ended
                                            2005             March 31,
                                         (unaudited)           2005
                                       ---------------     ------------
Shares sold ............................   3,956,647         9,092,431
Shares issued to
   shareholders in
   reinvestment of
   distributions .......................          --                --
                                           ---------         ---------
                                           3,956,647         9,092,431
Shares repurchased .....................   1,806,300         4,140,522
                                           ---------         ---------
Net increase ...........................   2,150,347         4,951,909
                                           =========         =========

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                         Six Months
                                           Ended
                                        September 30,
                                            2005
                                         (unaudited)
                                       --------------
PURCHASES:
   Investment Securities ..........     $153,452,236
                                        ============
SALES:
   Investment Securities ..........     $ 88,725,282
                                        ============

4. Income Taxes

At September 30, 2005, information on the tax components of capital is as follows:

Cost of investments for tax purposes .. $384,130,558
                                        ============
Gross tax unrealized appreciation ..... $113,312,466
Gross tax unrealized depreciation .....   (4,353,417)
                                        ------------
Net tax unrealized appreciation on
   Investments ........................ $113,312,466
                                        ============

5. Advisory Fees, Service and Distribution Plan Fees and Transactions With Affiliates

An advisory fee of $1,691,321 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended September 30, 2005. The fee was computed at an annual rate of .75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended September 30, 2005, fees amounting to $563,774 were paid or payable to the Distributor under this plan.

For the six months ended September 30, 2005, the Fund's expenses were reduced by $1,821 under a custody credit arrangement with the Custodian.

At September 30, 2005, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 741,904 shares of the Fund's capital stock, representing 4.0% of the outstanding shares. In addition, officers and directors owned 23,191 shares of capital stock representing less than 1% of the outstanding shares.


--------------------------------------------------------------------------------
18

                                    Value Line Emerging Opportunities Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                                     Six Months
                                                        Ended
                                                    September 30,
                                                        2005
                                                     (unaudited)
                                                   --------------
Net asset value, beginning of period .............    $  25.75
                                                      --------
Income (loss) from investment operations:
 Net investment loss .............................        (.02)
 Net gains or (losses) on securities
   (both realized and unrealized) ................        2.08
                                                      --------
 Total from investment operations ................        2.06
                                                      --------
 Less distributions:
 Distributions from realized gains ...............          --
                                                      --------
Net asset value, end of period ...................    $  27.81
                                                      ========
Total return .....................................        8.00%+
                                                      ========
Ratios/Supplemental Data:
Net assets, end of period (in thousands) .........  $  502,242
Ratio of operating expenses to average
 net assets ......................................        1.10%*
Ratio of net investment loss to average
 net assets(1) ...................................       (0.18)*
Portfolio turnover rate ..........................          22%+

                                                                          Years Ended March 31,
                                                   --------------------------------------------------------------------
                                                        2005          2004          2003          2002         2001
                                                   ------------- ------------- -------------- ------------ ------------
Net asset value, beginning of period .............   $  23.81      $  16.56       $  20.15      $  16.66     $  24.97
                                                     --------      --------       --------      --------     --------
Income (loss) from investment operations:
 Net investment loss .............................       (.05)         (.03)          (.03)         (.11)        (.19)
 Net gains or (losses) on securities
   (both realized and unrealized) ................       1.99          7.28          (3.40)         3.70        (5.13)
                                                     --------      --------       --------      --------     --------
 Total from investment operations ................       1.94          7.25          (3.43)         3.59        (5.32)
                                                     --------      --------       --------      --------     --------
 Less distributions:
 Distributions from realized gains ...............         --            --           (.16)         (.10)       (2.99)
                                                     --------      --------       --------      --------     --------
Net asset value, end of period ...................   $  25.75      $  23.81       $  16.56      $  20.15     $  16.66
                                                     ========      ========       ========      ========     ========
Total return .....................................       8.15%        43.78%        (17.04)%       21.55%      (21.86)%
                                                     ========      ========       ========      ========     ========
Ratios/Supplemental Data:
Net assets, end of period (in thousands) .........   $409,609      $260,879       $109,600      $ 71,565     $ 42,021
Ratio of operating expenses to average
 net assets ......................................       1.14%         1.19%          1.36%         1.48%        1.48%
Ratio of net investment loss to average
 net assets(1) ...................................      (0.28)%       (0.16)%        (0.19)%       (0.75)%      (0.97)%
Portfolio turnover rate ..........................         44%           55%            79%          130%         111%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been unchanged for the six months ended September 30, 2005 and years ended March 31, 2005, March 31, 2004, and 2002, 1.35% for the year ended March 31, 2003, 1.46% for the year ended March 31, 2001.

+     Not annualized

*     Annualized


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Factors Considered by the Independent Trustees
in Approving the Agreement
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that the Fund's Agreement be approved annually by both the Board of Trustees (collectively "the Trustees") and a majority of the Trustees who are not affiliated with Value Line, Inc., the Fund's investment adviser ("Value Line") (the "Independent Trustees"), voting separately. The Trustees have determined that the terms of the Fund's investment advisory agreement (the "Agreement") are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Trustees met in executive sessions separately from the Interested Trustees of the Fund and any officers of Value Line.

Both in meetings which specifically addressed the renewal of the Agreement and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to Value Line's investment and management services under the Agreement. These materials included: (i) information on the investment performance of the Fund, a peer group of funds and an index; (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund's shares; (v) the allocation of the Fund's brokerage; and (vi) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics, and the structure and responsibilities of Value Line's compliance department.

As part of the review of the Agreement, the Independent Trustees requested and Value Line provided additional information in order to evaluate the quality of Value Line's services and the reasonableness of the fee under the Agreement. Among other items, this information included data or analyses of (1) management and other fees incurred by a peer group of funds selected by an independent evaluation service (the "Peer Group"), (2) expense ratios for the Fund and the Peer Group, (3) the investment performance for the Fund and its Peer Group, (4) Value Line's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (5) investment management staffing, and (6) the potential for achieving further economies of scale.

The following summarizes matters considered by the Trustees in connection with their renewal of the Agreement. However, the Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Compliance and Investment Performance. The Trustees determined that Value Line had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance, as well as the Fund's performance compared to both the performance of the Peer Group and the results of an index. The Board considered the Fund's performance for the one-year, three-year, five-year and 10-year periods ended December 31, 2004. The Fund significantly outperformed its Peer Group for the one-year, three-year, five-year and ten-year periods ended December 31, 2004, and the Board concluded that the Fund's performance supported the continuation of the Agreement.


--------------------------------------------------------------------------------
20

                                    Value Line Emerging Opportunities Fund, Inc.

Factors Considered by the Independent Trustees
in Approving the Agreement
--------------------------------------------------------------------------------

Value Line's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also engaged in discussions with senior management of Value Line responsible for investment operations. The Trustees concluded that Value Line has the quality and depth of personnel and the well-developed methods essential to performing its duties under the Agreement.

Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to the shareholders of the Fund. The Trustees also considered the nature and extent of the other services provided by Value Line's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services were satisfactory, reliable and served the shareholders of the Fund well.

Management Fee and Expenses. The Trustees considered Value Line's fee under the Agreement relative to the management fees charged by the Peer Group. The Fund's management fee and total expenses for the most recent fiscal year were lower than the average fees and expense ratios of the Peer Group, and the Board concluded that the Fund's fees and expenses were reasonable relative its Peer Group.

Profitability. The Trustees considered the level of Value Line's profits with respect to the management of the Fund. This consideration included a review of Value Line's methodology in allocating certain of its costs to the management of each Fund. The Trustees concluded that Value Line's profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Trustees noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund.

Other Benefits to Value Line. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Agreement, and by the Fund's shareholders for services provided by Value Line and affiliates.

Conclusion. The Trustees, in light of Value Line's overall performance, considered it appropriate to continue to retain the management services of Value Line. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Agreement with the Fund is fair and reasonable and voted to approve the continuation of the Agreement for another year.


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 14 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              Principal
                                                              Occupation
                                                Length of     During the                    Other Directorships
Name, Address, and Age     Position             Time Served   Past 5 Years                  Held by Director
-------------------------- -------------------- ------------- ----------------------------- --------------------
Interested Directors*
---------------------
Jean Bernhard Buttner      Chairman of the      Since 1987    Chairman, President and       Value Line, Inc.
Age 70                     Board of Directors                 Chief Executive Officer of
                           and President                      Value Line, Inc. (the
                                                              "Adviser") and Value Line
                                                              Publishing, Inc. Chairman
                                                              and President of each of the
                                                              15 Value Line Funds and
                                                              Value Line Securities, Inc.
                                                              (the "Distributor").
----------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 2000    Real Estate Executive:        None
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker).
Age 70
----------------------------------------------------------------------------------------------------------------
Non-Interested Directors*
-------------------------
John W. Chandler           Director             Since 1991    Consultant, Academic          None
1611 Cold Spring Rd.                                          Search Consultation Service,
Williamstown, MA 01267                                        Inc.; Trustee Emeritus and
Age 81                                                        Chairman (1993-1994) of
                                                              the Board of Trustees of
                                                              Duke University; President
                                                              Emeritus, Williams College.
----------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 2000    Customer Support Analyst,     None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 64
----------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director             Since 2000    Professor of History,         Berkshire Life
54 Scott Hill Road                                            Williams College, 1961 to     Insurance Company
Williamstown, MA 01267                                        present. President Emeritus   of America
Age 74                                                        since 1994 and President,
                                                              1985-1994; Chairman
                                                              (1993-1997) and Interim
                                                              President (2002) of the
                                                              American Council of
                                                              Learned Societies.


--------------------------------------------------------------------------------
22

                                    Value Line Emerging Opportunities Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                 Principal
                                                                 Occupation
                                                   Length of     During the                     Other Directorships
Name, Address, and Age       Position              Time Served   Past 5 Years                   Held by Director
---------------------------- --------------------- ------------- ------------------------------ --------------------
David H. Porter              Director              Since 1997    Visiting Professor of          None
5 Birch Run Drive                                                Classics, Williams College,
Saratoga Springs, NY 12866                                       since 1999; President
Age 69                                                           Emeritus, Skidmore
                                                                 College since 1999 and
                                                                 President, 1987-1998.
----------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director              Since 1987    Chairman, Institute for        A. Schulman Inc.
169 Pompano St.                                                  Political Economy.             (plastics)
Panama City Beach, FL 32413
Age 66
----------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director              Since 1996    Senior Financial Advisor,      None
1409 Beaumont Drive                                              Veritable L.P. (investment
Gladwyne, PA 19035                                               adviser) since April 1, 2004;
Age 56                                                           Senior Financial Advisor,
                                                                 Hawthorne, 2001-2004.
----------------------------------------------------------------------------------------------------------------
Officers
--------
Stephen E. Grant             Vice President        Since 1993    Portfolio Manager with the
Age 51                                                           Adviser.
----------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,       Since 1994    Director, Vice President and
Age 47                       Secretary and                       Compliance Officer of the
                             Chief Compliance                    Adviser. Director and Vice
                             Officer                             President of the Distributor.
----------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio         Treasurer             Since 2005    Treasurer of the Adviser
Age 46                                                           since 2005. Chief Financial
                                                                 Officer/Corporate Controller
                                                                 of the Adviser until 2005.
----------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Treasurer   Since 2005    Vice President and Secretary
Age 51                       Assistant Secretary                 of the Adviser.
----------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

    ------------------------------------------------------------------------
    The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
    ------------------------------------------------------------------------


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
24

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110

SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729

INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017
LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830

DIRECTORS           Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Marion N. Ruth
                    Nancy-Beth Sheerr

OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    Stephen E. Grant
                    Vice President
                    David T. Henigson
                    Vice President, Secretary and
                    Chief Compliance Officer
                    Stephen R. Anastasio
                    Treasurer
                    Howard A. Brecher
                    Assistant Secretary/Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #534004

Item 2. Code of Ethics.

       Not Applicable

Item 3. Audit Committee Financial Expert.

       Not Applicable

Item 9.  Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

      (a)    Not Applicable

      (b)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

         (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By /s/ Jean B. Buttner
   --------------------------------
   Jean B. Buttner, President


Date: December 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jean B. Buttner
   -------------------------------------------------------
   Jean B. Buttner, President, Principal Executive Officer


By: /s/ Stephen R. Anastasio
   ------------------------------------------------------------
   Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: December 6, 2005